PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

				Assets	Right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	31,774	16,887	6,160	5,071	1,646	61,538
Accumulated amortization	(20,198)	(11,267)	(5,036)	-	(219)	(36,720)
Opening net book value	11,576	5,620	1,124	5,071	1,427	24,818

Year ended December 31, 2020
Opening net book value	11,576	5,620	1,124	5,071	1,427	24,818
Additions	1,416	1,873	673	3,658	48	7,668
Reclassification	4,046	3,333	-	(7,325)	(54)	-
Depletion and amortization	(2,191)	(2,101)	(298)	-	(202)	(4,792)
Exchange differences (2)	(377)	164	(503)	(882)	(266)	(1,864)
Closing net book value	14,470	8,889	996	522	953	25,830

At December 31, 2020
Cost	36,400	21,576	6,075	522	1,640	66,213
Accumulated amortization	(21,930)	(12,687)	(5,079)	-	(687)	(40,383)
Opening net book value	14,470	8,889	996	522	953	25,830

Period ended June 30, 2021
Opening net book value	14,470	8,889	996	522	953	25,830
Additions (1)	2,020	207	207	1,952	13	4,399
Reclassification	574	207	18	(799)	-	-
Depletion and amortization	(2,074)	(1,384)	(131)	-	(122)	(3,711)
Exchange differences (2)	125	51	8	25	17	226
Closing net book value	15,115	7,970	1,098	1,700	861	26,744

At June 30, 2021
Cost	39,476	22,187	6,348	1,700	1,671	71,382
Accumulated amortization	(24,361)	(14,217)	(5,250)	-	(810)	(44,638)
Closing net book value	15,115	7,970	1,098	1,700	861	26,744

(1)	During the six months ended June 30, 2021, the Company incurred $1,952 in sustaining capital expenditures recorded as assets under construction (June 30, 2020: $2,707), primarily relating to ventilation and dewatering systems at the Platosa Mine. The associated assets will be reclassified to their appropriate asset class when commissioned.

(2)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.